Provisions for pensions and similar obligations (Details 16)	12 Months Ended
Dec. 31, 2018
Banesprev Plans I
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	11.35
Banesprev Plans II
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	11.73
Banesprev Plans III
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	9.39
Banesprev Plans IV
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	14.00
Banesprev Plans V
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	8.87
Banesprev Pre-75
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	9.62
Sanprev I
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	6.47
Sanprev II
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	10.83
Sanprev III
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	9.66
Bandeprev Basic
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	9.57
Bandeprev Special I
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	6.70
Bandeprev Special II
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	6.52
SantanderPrevi
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	7.30
CACIBAN
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	6.79
DAB
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	5.79
DCA
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	6.37